Fair value measurement of financial instruments - Significant unobservable Inputs (Details) - Level 3 - Unlisted equity securities £ in Thousands	9 Months Ended
Sep. 30, 2024 GBP (£)
Disclosure of financial assets and liabilities [Line Items]
Opening balance as at January 1, 2024	£ 2,145
Disposal during the period	(2,145)
Closing balance as at September 30, 2024	£ 0